Note 3. Notes Payable (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2015	Jan. 15, 2017	Sep. 30, 2016	Mar. 04, 2017	Dec. 31, 2016	Mar. 04, 2016	Jan. 15, 2016	Dec. 31, 2014	Sep. 30, 2014
Debt Instrument, Interest Rate, Stated Percentage	10.00%		10.00%
Convertible Debt, Current	$ 365,000	$ 365,000	$ 365,000							$ 455,000
Short-term Debt, Percentage Bearing Fixed Interest Rate		9.00%
Unsecured Debt, Current		$ 18,332
Debt Instrument, Convertible, Terms of Conversion Feature	The holder can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.43 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 1,250,000 authorized but unissued shares of its common stock, per an irrevocable letter to the Company’s transfer agent.
JSJ Investments, Inc.
Debt Instrument, Interest Rate, Stated Percentage	10.00%		10.00%
Debt Instrument, Face Amount	$ 125,000		$ 125,000
Debt Instrument, Fee Amount	10,000		10,000
Debt Instrument, Convertible, Terms of Conversion Feature					JSJ can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.43 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 1,250,000 authorized but unissued shares of its common stock, per an irrevocable letter to the Company’s transfer agent.
Debt Instrument, Unamortized Discount, Current		58,474
Long-term Debt, Gross		66,527
JMJ Financial
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Debt Instrument, Face Amount									$ 100,000
Debt Instrument, Fee Amount									$ 9,950
Debt Instrument, Convertible, Terms of Conversion Feature				After 180 days from the agreement date, JMJ can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.77 or a 40% discount to the lowest trading price during the previous twenty-five (25) trading days to the date of the conversion notice. The Company was also required to reserve 2,500,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.			JMJ can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.77 or a 40% discount to the lowest trading price during the previous twenty-five (25) trading days to the date of the conversion notice. The Company was also required to reserve 2,500,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.
Debt Instrument, Unamortized Discount, Current		67,539
Long-term Debt, Gross		32,461
Tangiers Investment Group, LLC
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Debt Instrument, Face Amount								$ 58,500
Debt Instrument, Fee Amount								$ 8,500
Debt Instrument, Convertible, Terms of Conversion Feature						At any time Tangiers can elect to convert all or part of the debt into restricted shares of the Company‘s common stock for a price equaling the lesser of $0.60 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 700,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.	At any time Tangiers can elect to convert all or part of the debt into restricted shares of the Company‘s common stock for a price equaling the lesser of $0.60 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 700,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.
Debt Instrument, Unamortized Discount, Current		43,542
Long-term Debt, Gross		14,958
Central States Southeast and Southwest Areas Pension Fund
Debt Default, Short-term Debt, Amount	408,031		408,031
Liabilities Subject to Compromise, Pension and Other Postretirement Obligations	408,031	413,639	408,031								$ 415,000
David and Edna Kasmoch
Debt Default, Short-term Debt, Amount	$ 200,000	$ 200,000	$ 200,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%	12.00%
Debt Default, Short-term Debt, Description of Notice of Default		In September 2015, the Company received a demand letter from counsel for the Note holder declaring a default under the Note. Counsel demanded payment of the entire amount due under the Note as well as defaulted payments under the related BGH capital lease discussed in Note 4, along with additional accrued interest and penalties.	In September 2015, the Company received a demand letter from counsel for the Note holder declaring a default under the Note. Counsel demanded payment of the entire amount due under the Note as well as defaulted payments under the related BGH capital lease discussed in Note 4, along with additional accrued interest and penalties.